SEGMENT INFORMATION - Narrrative (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Number of operating segments		3
Subsequent Event
Segment Reporting Information [Line Items]
Number of operating segments	3